ENDURANCE EXPLORATION GROUP, INC. - Statements of Cash Flows - USD ($)	12 Months Ended		119 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (973,512)	$ (684,114)	$ (6,957,840)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	99,031	94,488
Stock based compensation, increase decrease	581,377	$ 73,150
Gain on cancelation of debt	(63,144)
Changes in operating assets and liabilities:
Prepaid expenses, increase decrease	$ (350,000)
Other assets, increase decrease
Accounts payable and accrued expenses, increase decrease	$ 42,135	$ 108,696
Net Cash Used by Operating Activities	(664,113)	(407,780)
Cash Flows From Investing Activities:
Acquisition of equipment	(54,944)	(13,210)
Net Cash Used by Investing Activities	(54,944)	(13,210)
Cash Flows From Financing Activities:
Sale of stock	717,500	33,000
Offering costs	(112,668)
Advances from related parties	114,000	386,500
Net Cash Provided by Financing Activities	718,832	419,500
Net increase (decrease) in cash and cash equivalents	(225)	(1,490)
Cash and cash equivalents, beginning of period	1,050	2,540
Cash and cash equivalents, end of period	$ 825	$ 1,050	$ 825
Supplemental cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental schedule of non-cash financing and investing activities:
Common shares issued, Shares	43,024,369	36,628,860	43,024,369
April 18 2014, related party debt
Supplemental schedule of non-cash financing and investing activities:
Common shares issued, Shares		420,000
Common shares issued, Value		$ 105,000
July 1 2014, shares issued for services
Supplemental schedule of non-cash financing and investing activities:
Common shares issued, Shares		100,000
December 29 2014, shares issued for services
Supplemental schedule of non-cash financing and investing activities:
Common shares issued, Shares		192,600
February 28, 2015, related party debt
Supplemental schedule of non-cash financing and investing activities:
Common shares issued, Shares		1,200,000
Common shares issued, Value	$ 300,000
May 31, 2015, related party debt
Supplemental schedule of non-cash financing and investing activities:
Prepaid Salvage Expense, Shares	2,000,000		2,000,000
Prepaid Salvage Expense, Value	$ 500,000		$ 500,000
December 31, 2015, related party debt
Supplemental schedule of non-cash financing and investing activities:
Stock Issuance Costs, Shares	574,000		574,000
Stock Issuance Costs, Value	$ 180,000